EXPENSES BY NATURE - Summary of Detail of the Group's Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	$ 440,562	$ 445,893	$ 291,213
Depreciation and amortization	224,546	222,257	167,644
Other adjusting costs	134,166	100,799	50,628
Total G&A	119,722	170,735	102,326
Recurring allowance for credit losses	8,478	0	(4,265)
Total expenses	793,308	838,885	556,918
Aggregate remuneration (including Directors):
Wages and salaries	124,834	113,267	83,790
Payroll taxes	10,163	9,516	7,137
Benefits	31,912	23,828	19,083
Total employees and benefits expense	166,909	146,611	110,010
LOE
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	213,078	182,817	119,594
Production taxes
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	61,474	73,849	30,518
Midstream operating expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	69,792	71,154	60,481
Transportation expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expenses	96,218	118,073	80,620
Depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	56,453	51,877	44,841
Depletion
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	168,093	170,380	122,803
Employees, administrative costs and professional services
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	78,659	77,172	56,812
Costs associated with acquisitions
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	16,775	15,545	27,743
Other adjusting costs
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	17,794	69,967	10,371
Contract Terminations
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A		28,345
Deal Breakage and Sourcing Costs
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A		31,099
Non-cash equity compensation
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	$ 6,494	$ 8,051	$ 7,400